Net Income Per unit - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to common members	$ 6,688	$ (288)	$ 7,327	$ 5,487
Weighted-average common units outstanding:
Basic	43,499,745	43,395,968	43,399,728	43,367,583
Diluted	47,841,702	43,395,968	43,399,728	43,367,583
Net income (loss) per common unit:
Basic	$ 0.15	$ (0.01)	$ 0.17	$ 0.13
Diluted	$ 0.14	$ (0.01)	$ 0.17	$ 0.13